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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:  12-31-2003
                                               ---------------------------

Check here if Amendment: |_|; Amendment Number:
                                                ----------

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: DELTA PARTNERS LLC
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Address: One International Place Suite 2401
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Boston MA
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02110
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Form 13F File Number: 28-
                         -------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Paul Camillone
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Title: Client Service Rep.
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Phone: 212-251-3117
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Signature, Place, and Date of Signing:

 /s/  Paul Camillone                NY, NY                       2-17-2004
---------------------       ----------------------        ---------------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-
   --------------------------      --------------------------------------------
[Repeat as necessary.]
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                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               2
                                        --------------------

Form 13F Information Table Entry Total:          58
                                        --------------------

Form 13F Information Table Value Total:       316,055
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

  1       28-10513                      Christopher Argyrople
------    ---------------------------   ----------------------------------


  2       28-10519                      Charles Jobson
------    ---------------------------   ----------------------------------

[Repeat as necessary.]





                                                                      12/31/2003

                                                                        Page 1

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
     COLUMN 1            COLUMN 2      COLUMN 3   COLUMN 4    COLUMN 5          COLUMN 6       COLUMN 7          COLUMN 8
------------------    --------------   --------   --------    --------    ------------------   --------    ------------------------
                                                    VALUE     SHRS OR                 SHARED                 VOTING AUTHORITY
  NAME OF ISSUER      TITLE OF CLASS    CUSIP     (x$1000)    PRN AMT     SOLE SHARED  NONE    MANAGERS    SOLE     SHARED    NONE
                                                                          (A)   (B)    (C)                 (A)        (B)     (C)
------------------    --------------   --------   --------    -------     ---- ------ ------   --------    ----     ------    -----
TAG-IT PACIFIC INC        OTC EQ      9062874     $3,143,000    700,000     N    X               1,2                700,000
HYPERCOM CORP RSTD        OTC EQ      44913M105   $11,852,400  2,490,000    N    X               1,2               2,490,000
INNOVO GROUP
 INC WTS                  OTC EQ      INNOWAR      $321,600     160,000     N    X               1,2                160,000
INNOVO GROUP
 INC NEW                  OTC EQ      9050711     $2,544,000    800,000     N    X               1,2                800,000
TRIPATH TECH INC          OTC EQ      9062912     $3,261,953    466,660     N    X               1,2                466,660
ACE CASH
 EXPRESS INC              OTC EQ      004403101   $1,173,079     55,100     N    X               1,2                 55,100
AIRTRAN HLDGS INC         COMMON      00949P108   $5,950,000    500,000     N    X               1,2                500,000
ADC
 TELECOMMUNICATIONS
 INC                      OTC EQ      000886101   $2,970,000   1,000,000    N    X               1,2               1,000,000
ON ASSIGNMENT INC         OTC EQ      682159108   $5,888,509   1,130,232    N    X               1,2               1,130,232
AMERICAN SAFETY
 INSURANCE                COMMON      G02995101   $1,486,674    113,400     N    X               1,2                113,400
ADVANCIS
 PHARMACEUTICAL
 CO                       OTC EQ      00764L109    $290,250      38,700     N    X               1,2                 38,700
ACCESS WORLDWIDE
 COMMUNICA                OTC EQ      004319109     $72,824      79,157     N    X               1,2                 79,157
***BEMA GOLD CORP         COMMON      08135F107   $4,479,252   1,204,100    N    X               1,2               1,204,100
BOYD GAMING CORP          COMMON      103304101   $10,692,750   662,500     N    X               1,2                662,500
CHESAPEAKE
 ENERGY CORP              COMMON      165167107   $12,037,312   886,400     N    X               1,2                886,400
CONSOL ENERGY INC         COMMON      20854P109   $5,180,000    200,000     N    X               1,2                200,000
CORRPRO
 COMPANIES INC            COMMON      220317101    $864,032     696,800     N    X               1,2                696,800
CEPHEID                   OTC EQ      15670R107    $383,200      40,000     N    X               1,2                 40,000
AMERICAS CAR
 MART INC                 OTC EQ      03062T105   $4,964,187    185,300     N    X               1,2                185,300
CARRIAGE SVCS
 CAP TR TERM              PREFER      14444T309   $1,350,000     50,000     N    X               1,2                 50,000
CYBEX
 INTERNATIONAL INC        COMMON      23252E106    $210,328     172,400     N    X               1,2                172,400
DAN RIVER
 INC-DA CL A              COMMON      DRF          $639,699     876,300     N    X               1,2                876,300
FIRST CASH
 FINANCIAL SERVI          OTC EQ      31942D107   $18,960,417   739,457     N    X               1,2                739,457
GAMETECH
 INTERNATIONAL INC        OTC EQ      36466D102   $4,348,850    988,375     N    X               1,2                988,375
HCA INC                   COMMON      404119109   $15,860,832   369,200     N    X               1,2                369,200
INTERLAND
 INC MINN                 OTC EQ      458727203    $262,552      40,207     N    X               1,2                 40,207
LABRANCHE &
 CO INC                   COMMON      505447102   $1,709,655    146,500     N    X               1,2                146,500
LINCARE
 HOLDINGS INC             OTC EQ      532791100    $842,240      28,000     N    X               1,2                 28,000
MEADE INSTRUMENTS
 CORP                     OTC EQ      583062104    $591,623     171,485     N    X               1,2                171,485
MASSEY ENERGY CORP        COMMON      576206106   $2,080,000    100,000     N    X               1,2                100,000
MAGNUM PETROLEUM
 INC NEW                  COMMON      55972F203   $1,203,015    126,500     N    X               1,2                126,500
MIKOHN GAMING CORP        OTC EQ      59862K108   $4,554,275   1,012,061    N    X               1,2               1,012,061
MIPS TECHNOLOGIES
 INC                      OTC EQ      604567107    $321,217      58,403     N    X               1,2                 58,403
NEWPARK RESOURCES
 INC NEW                  COMMON      651718504   $1,194,626    249,400     N    X               1,2                249,400
NBTY INC                  COMMON      628782104   $23,221,007   864,520     N    X               1,2                864,520
NEXSTAR
 BROADCASTING GROUP       OTC EQ      65336K103    $205,650      15,000     N    X               1,2                 15,000
OPINION
 RESEARCH CORP            OTC EQ      683755102    $156,861      24,625     N    X               1,2                 24,625
OVERNITE CORP             OTC EQ      690322102   $2,297,750    101,000     N    X               1,2                101,000
***PLACER DOME INC        COMMON      725906101   $9,223,650    515,000     N    X               1,2                515,000
PEDIATRIX MEDICAL
 GROUP IN                 COMMON      705324101   $35,092,330   637,000     N    X               1,2                637,000
PINNACLE
 AIRLINES CORP            OTC EQ      723443107    $750,060      54,000     N    X               1,2                 54,000
PIXELWORKS INC            OTC EQ      72581M107   $1,104,000    100,000     N    X               1,2                100,000
PLAINS
 EXPLORATION AND          COMMON      726505100   $4,727,808    307,200     N    X               1,2                307,200
QUAKER FABRIC CORP NEW    OTC EQ      747399103   $6,198,778    654,570     N    X               1,2                654,570
REGENERATION
 TECHNOLOGIES             OTC EQ      75886N100    $548,000      50,000     N    X               1,2                 50,000
POORE BROTHERS INC        OTC EQ      732813100    $133,905      39,500     N    X               1,2                 39,500
SONIC SOLUTIONS           OTC EQ      835460106   $10,061,035   657,584     N    X               1,2                657,584
SCIQUEST                  OTC EQ      80908Q404    $284,138      80,039     N    X               1,2                 80,039
SYKES
 ENTERPRISES INC          OTC EQ      871237103   $6,383,908    743,179     N    X               1,2                743,179
CALL TENET
 HEALTH JAN 25            CALL O      88033X5AE     $72,000     160,000     N    X               1,2                160,000
***PERUSAHAAN
 PERSEROAN                COMMON      715684106   $12,581,004   766,200     N    X               1,2                766,200
TRIAD
 HOSPITAL INC             COMMON      89579K109   $26,067,045   783,500     N    X               1,2                783,500
TROVER
 SOLUTIONS INC            OTC EQ      897249108   $1,233,843    186,100     N    X               1,2                186,100
TRANS WORLD
 ENTERTAINMENT            OTC EQ      89336Q100   $3,572,104    501,700     N    X               1,2                501,700
UNIFI INC                 COMMON      904677101   $8,718,465   1,351,700    N    X               1,2               1,351,700
WHEATON RIVER
 MINERALS LTD             COMMON      962902102   $11,351,834  3,796,600    N    X               1,2               3,796,600
WHITING PETROLEUM
 CORPOATI                 COMMON      966387102   $1,904,400    103,500     N    X               1,2                103,500
WEBZEN INC                OTC EQ      94846M102   $6,088,540    586,000     N    X               1,2                586,000
XTO ENERGY INC            COMMON      98385X106   $12,392,570   437,900     N    X               1,2                437,900
                                                  -------------
                                                  316,055,036
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